BUSINESS COMBINATIONS - Narrative (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 14, 2022 $ / shares shares	Jun. 03, 2020 USD ($) $ / shares shares	Jun. 02, 2020 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, conversion ratio		1.901
Common stock and preferred stock, shares authorized (in shares)		750,000,000		950,000,000
Common stock, shares authorized (in shares)		600,000,000		800,000,000	600,000,000
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		150,000,000		150,000,000	150,000,000
Preferred stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Loss from operations | $				$ 702,635	$ 693,526	$ 382,735
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized | $				7,300
Discontinued Operations
Subsidiary, Sale of Stock [Line Items]
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized | $				$ 7,300
Romeo Power, Inc
Subsidiary, Sale of Stock [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.0001
Shares transferred per share of stock acquired (in shares)	0.1186
Nimbus Holdings, LLC
Subsidiary, Sale of Stock [Line Items]
Stock repurchased during the period (in shares)		2,850,930	2,850,930
Shares repurchased, price per share (in dollars per share) | $ / shares			$ 8.77
Stock repurchased during the period | $		$ 25,000
M&M Residual, LLC
Subsidiary, Sale of Stock [Line Items]
Stock repurchased during the period (in shares)		7,000,000
Shares repurchased, price per share (in dollars per share) | $ / shares		$ 10.00	$ 10.00
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction		52,500,000
Sale of stock, price per share (in dollars per share) | $ / shares		$ 10.00
Sale of stock, consideration received on transaction | $		$ 525,000